Securities and Exchange Commission
Washington, DC 20549

Notification of Redemption of Securities Pursuant to Rule 23c-2
Under the Investment Company Act of 1940

Putnam Municipal Opportunities Trust
One Post Office Square, Boston, Massachusetts 02109

Securities Act File No. 33-145129
Investment Company Act File No. 811-7626

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1) Title of the class of Securities to be redeemed:

Remarketed Preferred Shares ("RP"), without par value, liquidation preference of $25,000 per share, Series C.

(2) Date on which the securities may be called or redeemed:

The RP will be redeemed on November 21, 2008.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

RP are to be redeemed in accordance with Article 12, Section 12.1, Part I, paragraph 4 of the Amended and Restated Bylaws of Putnam Municipal Opportunities Trust.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

Putnam Municipal Opportunities Trust intends to redeem the following:

800 outstanding shares of Series C RP

Such redemption of outstanding RP shall be effected by lot.

Signature:

Pursuant to the requirements of Rule 23c-2, Putnam Municipal Opportunities Trust has duly caused this Notification of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the Commonwealth of Massachusetts on this 22nd day of October, 2008.

Putnam Municipal Opportunities Trust

By: /s/ Charles E. Porter __
Name: Charles E. Porter
Title: Executive Vice President,
Associate Treasurer, Principal
Executive Officer and
Compliance Liaison